Other Income (Expense) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Component of Other Income, Nonoperating [Line Items]
Net realized gains (losses) on dispositions of investments in affiliates	¥ 95	¥ (26)
Net realized gains on dispositions of marketable securities and other investments	453	693	110
Other-than-temporary impairment loss on marketable securities and other investments	(13,424)	(4,007)	(57,812)
Foreign exchange gains (losses), net	(1,575)	(615)	(851)
Rental revenue received	1,804	2,524	2,144
Dividends income	4,819	4,652	2,951
Penalties and compensation for damages	1,605	2,204	4,161
Other, net	449	259	1,267
Total	¥ (5,774)	¥ 5,684	¥ (48,030)